ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated June 1, 2010,
 to the Prospectus dated April 30, 2010
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	The chart on page 90 is replaced in its entirety to reflect Fund name changes and subadviser changes that occurred subsequent to April 30, 2010.

The following chart identifies each Fund, its subadviser(s), and certain affiliates of the subadvisers:

Fund	subadviser
AZL BlackRock Capital Appreciation Fund	BlackRock Capital Management, Inc. (affiliated with BlackRock Institutional Management Corporation, and BlackRock Investment Management, LLC)
AZL Columbia Mid Cap Value Fund	Columbia Management Investment Advisers, LLC
AZL Columbia Small Cap Value Fund	Columbia Management Investment Advisers, LLC
AZL Davis NY Venture Fund	Davis Selected Advisers, L.P.
AZL Dreyfus Equity Growth Fund	The Dreyfus Corporation (affilated with the Custodian)
AZL Eaton Vance Large Cap Value Fund	Eaton Vance Management
AZL Franklin Small Cap Value Fund	Franklin Advisory Services, LLC (affiliated with, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors Limited)
AZL Franklin Templeton Founding Strategy Plus Fund
Franklin Mutual Advisers, LLC (Mutual Shares)/ Templeton Global Advisors Limited (Templeton Growth)/ Franklin Advisers, Inc. (Franklin Income Securities and Templeton Global Bond) (affiliated with Franklin Advisory Services, LLC)

AZL Gateway Fund	Gateway Investment Advisers, LLC
AZL International Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., and BlackRock Institutional Management Corporation)
AZL Invesco International Equity Fund	Invesco Advisers, Inc.
AZL JPMorgan U.S. Equity Fund	J.P. Morgan Investment Management Inc.
AZL MFS Investors Trust Fund	Massachusetts Financial Services Company
AZL Mid Cap Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., BlackRock Institutional Management Corporation)
AZL Money Market Fund	BlackRock Institutional Management Corporation (affiliated with BlackRock Capital Management, Inc., and BlackRock Investment Management, LLC )
AZL Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
AZL Morgan Stanley International Equity Fund	Morgan Stanley Investment Management Inc.
AZL Morgan Stanley Mid Cap Growth Fund	Morgan Stanley Investment Management Inc.
AZL OCC Growth Fund	Oppenhiemer Capital LLC (affiliated with the Manager)
AZL OCC Oppurtunity Fund	Oppenhiemer Capital LLC (affiliated with the Manager)
AZL S&P 500 Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., and BlackRock Institutional Management Corporation)
AZL Schroder Emerging Markets Equity Fund	Schroder Investment Management North America Inc.
AZL Small Cap Stock Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., and BlackRock Institutional Management Corporation)
AZL Turner Quantitative Small Cap Growth Fund	Turner Investment Partners, Inc.
AZL Van Kampen Equity and Income Fund	Invesco Advisers, Inc.
AZL Van Kampen Growth and Income Fund	Invesco Advisers, Inc.

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FUND MANAGEMENT

2.	The chart on the top of page 91 is updated to reflect Fund name changes and subadviser changes that occurred subsequent to April 30, 2010.

The following chart identifies Funds which have changed name or subadvisers during the last year:

Date	Current Fund name (subadviser)	Previous Fund name (subadviser)
September 1, 2009	AZL Dreyfus Equity Growth Fund (The Dreyfus Corporation)	AZL Dreyfus Equity Growth Fund (Founders Asset Management LLC)
October 26, 2009	AZL Eaton Vance Large Cap Value Fund (Eaton Vance Management)	AZL Van Kampen Comstock Fund (Van Kampen Asset Management)
October 26, 2009	AZL MFS Investors Trust Fund (Massachusetts Financial Services Company)	AZL Jennison 20/20 Focus Fund (Jennison Associates LLC)
October 26, 2009	AZL S&P 500 Index Fund (BlackRock Investment Management, LLC)	AZL S&P 500 Index Fund (The Dreyfus Corporation)
October 26, 2009	AZL Small Cap Stock Index Fund (BlackRock Investment Management, LLC)	AZL Small Cap Stock Index Fund (The Dreyfus Corporation)
October 26, 2009	AZL Van Kampen International Equity Fund (Van Kampen Asset Management)	AZL Van Kampen Global Franchise Fund (Van Kampen Asset Management)
April 30, 2010	AZL Columbia Mid Cap Value Fund AZL Columbia Small Cap Value Fund (Columbia Management Investment Advisors, LLC)	AZL Columbia Mid Cap Value Fund AZL Columbia Small Cap Value Fund (Columbia Management Advisors, LLC)
April 30, 2010	AZL Invesco International Equity Fund (Invesco Advisers, Inc.)	AZL AIM International Equity Fund (Invesco Advisers, Inc.)
June 1, 2010	AZL Van Kampen Equity and Income Fund AZL Van Kampen Growth and Income Fund (Invesco Advisers, Inc.)	AZL Van Kampen Equity and Income Fund AZL Van Kampen Growth and Income Fund (Van Kampen Asset Management)
June 1, 2010	AZL Morgan Stanley Global Real Estate Fund AZL Morgan Stanley International Equity Fund AZL Morgan Stanley Mid Cap Growth Fund (Morgan Stanley Investment Management Inc.)	AZL Van Kampen Global Real Estate Fund AZL Van Kampen International Equity Fund AZL Van Kampen Mid Cap Growth Fund (Van Kampen Asset Management)

3.
Effective on or about June 1, 2010, Invesco Advisers, Inc. will replace Van Kampen Asset Management as the subadviser to the AZL®  Van Kampen Equity and Income Fund and the AZL®  Van Kampen Growth and Income Fund .

In the Management section of the AZL Van Kampen Equity and Income Fund, on page 73, the portfolio managers are replaced with the following:

The portfolio managers of the Fund, since inception, are: Thomas B. Bastian, Mary Jayne Maly, and James O. Roeder, each a Managing Director, Mark J. Laskin and Sergio Marcheli, each an Executive Director, and, since June 2010, Chuck Burge, Senor Portfolio Manager, and Cynthia Brien, Portfolio Manager.

*   *   *   *   *

The information concerning Invesco Advisers, Inc.  in the Subadvisers of the Funds section, on page 111 is revised as follows:

Invesco Advisers, Inc. (“Invesco”) is located at1555 Peachtree, N.E., Atlanta, GA 30309.  Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.  Invesco advises or manages investment portfolios encompassing a broad range of investment objectives.  Invesco is an indirect wholly owned subsidiary of Invesco Ltd., Atlanta, GA.  Total net assets under the management of Invesco Ltd. and its affiliates were approximately $423.1 billion as of December 31, 2009.
AZL Invesco International Equity Fund AZL Van Kampen Equity and Income Fund AZL Van Kampen Growth and Income Fund

*   *   *   *   *

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The following entries in the Portfolio Managers of the Funds section, on page 118, are replaced with the following:

AZL Van Kampen Equity and Income Fund

The Fund is managed by members of the subadviser’s Equity Income and Taxable Fixed Income teams.  The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts.  Current members of the teams jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas B. Bastian, and Mary Jayne Maly, each a Managing Director of the subadviser, James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director of the subadviser, Chuck Burge, Senor Portfolio Manager, and Cynthia Brien, Portfolio Manager.

Mr. Bastian is the lead portfolio manager of the Fund.  Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Fund.  Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research.  Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

Thomas Bastian has worked for the subadviser and its predecessor since 2003 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2004.

Mark Laskin has worked for the subadviser and its predecessor since October 2000 and began managing the AZL Van Kampen Equity and Income Fund since January 2007.

Sergio Marcheli has worked for the subadviser and its predecessor since 2002 and has managed the AZL Van Kampen Equity and Income Fund since 2004.

James O. Roeder has worked for the subadviser and its predecessor since 1999 and has managed the AZL Van Kampen Equity and Income Fund since 2004.

Mary Jayne Maly has been associated with the subadviser and its predecessor in an investment management capacity since 2003 and has been managing the AZL Van Kampen Equity and Income Fund since July 2008.

Chuck Burge has been associated with the subadviser and/or its affiliates since 2002 and has been managing the AZL Van Kampen Equity and Income Fund since June 2010.

Cynthia Brien has been associated with the subadviser and/or its affiliates since 1996 and has been managing the AZL Van Kampen Equity and Income Fund since June 2010.

AZL Van Kampen Growth and Income Fund

The Fund is managed by members of the subadviser’s Equity Income team.  The Equity Income team consists of portfolio managers and analysts.  Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas B. Bastian, Mary Jayne Maly, and James O. Roeder, each a Managing Director of the subadviser, and James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director of the subadviser.

Mr. Bastian is the lead portfolio manager of the Fund.  Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the Fund.  Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research.  Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

Thomas Bastian has worked for the subadviser and its predecessor since 2003 and joined the team managing the AZL Van Kampen Growth and Income Fund in 2004.

Mark Laskin has worked for the subadviser and its predecessor since October 2000 and began managing the AZL Van Kampen Growth and Income Fund since January 2007.

Sergio Marcheli has worked for the subadviser and its predecessor since 2002 and has managed the AZL Van Kampen Growth and Income Fund since 2004.

James O. Roeder has worked for the subadviser and its predecessor since 1999 and has managed the AZL Van Kampen Growth and Income Fund since 2004.

Mary Jayne Maly has been associated with the subadviser and its predecessor in an investment management capacity since 2003 and has been managing the AZL Van Kampen Growth and Income Fund since July 2008.

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4.
Effective on or about June 1, 2010, Morgan Stanley Investment Management Inc. will replace Van Kampen Asset Management as the subadviser to the AZL® Van Kampen Global Real Estate Fund,  AZL® Van Kampen International Equity Fund, and AZL® Van Kampen Mid Cap Growth Fund .  In addition, the following name changes are effective on or about June 1, 2010.

Name effective on or about June 1, 2010	Previous Name
AZL® Morgan Stanley Global Real Estate Fund	AZL® Van Kampen Global Real Estate Fund
AZL® Morgan Stanley International Equity Fund	AZL® Van Kampen International Equity Fund
AZL® Morgan Stanley Mid Cap Growth Fund	AZL® Van Kampen Mid Cap Growth Fund

*   *   *   *   *

The following information concerning Morgan Stanley Investment Management Inc.  is added to the Subadvisers of the Funds section.  The entry for Van Kampen Asset Management, on page 112, is deleted.

Morgan Stanley Investment Management Inc. (“MSIM”) is a wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley.  MSIM, together with its affiliated asset management companies, had approximately $395.3 billion under management or supervision as of December 31, 2009. The offices of MSIM are located at 522 Fifth Avenue, New York, NY 10036. The following affiliates of MSIM serve as sub-subadvisers to the AZL Morgan Stanley International Equity Fund and the AZL Morgan Stanley Global Real Estate Fund, and are responsible for day-to-day management of the Funds' assets:  (i) Morgan Stanley Investment Management Limited, with headquarters located at 25 Cabot Square, Canary Wharf, London E144QA, England, and (ii) Morgan Stanley Investment Management Company, with headquarters located at 23 Church Street, #16-01 Capital Square, Singapore 049481.
AZL Morgan Stanley Global Real Estate Fund AZL Morgan Stanley International Equity Fund AZL Morgan Stanley Mid Cap Growth Fund

*   *   *   *   *

The following entries in the Portfolio Managers of the Funds section, beginning on page 118, are replaced with the following:

AZL Morgan Stanley Global Real Estate Fund

The Fund’s assets are managed within the Real Estate Team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michael te Paske, Sven van Kemenade and Angeline Ho, each a Managing Director of the subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

See below for more information about the portfolio managers.

AZL Morgan Stanley International Equity Fund

The Fund is managed within the subadviser’s International Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William D. Lock and Walter B. Riddell, each a Managing Director of MSIM Limited, Peter J. Wright, a Managing Director of MSIM Company, and John S. Goodacre and Christian Derold, each an Executive Director of MSIM Limited.

Each member of the team has both global sector research responsibilities and makes investment management decisions for the Fund. Messrs. Lock, Wright, Riddell, Goodacre and Derold have day-to-day portfolio administration responsibilities as well.

See below for more information about the portfolio managers.

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AZL Morgan Stanley Mid Cap Growth Fund

The Fund’s portfolio is managed within the subadviser’s Growth Team. The Current members of the team include Dennis P. Lynch, David S. Cohen, and Sam G. Chainani, Managing Directors of the subadviser, and Alexander T. Norton, Jason C. Yeung, and Armistead B. Nash Executive Directors of the subadviser.

Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund. The team manages their funds in 5 primary strategies.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

The Morgan Stanley Portfolio Managers:

•	Theodore R. Bigman has worked for the subadviser since 1995 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

•	Sam G. Chainani has worked for the subadviser since 1996 and has managed the AZL Morgan Stanley Mid Cap Growth since 2004.

•	David S. Cohen has worked for the subadviser since 1993 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since 2003.

•
Christian Derold has been associated with MSIM Limited in an investment management capacity since May 2006 and has been managing the AZL Morgan Stanley International Equity Fund since June 2009.  Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

•
John S. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003 and has been managing the AZL Morgan Stanley International Equity Fund Morgan Stanley since June 2009.

•	Angeline Ho has worked for the subadviser since 1997 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

•	Sven van Kemenade has worked for the subadviser since 1997 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

•	William D. Lock has been associated with MSIM Limited in an investment management capacity since 1994 and has been managing the AZL Morgan Stanley International Equity Fund since June 2009.

•	Dennis P. Lynch, who is the Fund’s lead portfolio manager, has worked for the subadviser since 1998 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since 2003.

•	Armistead B. Nash has worked for the subadviser since 2002 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since September 2008.

•	Alexander T. Norton has worked for the subadviser since 2000 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since July 2005.

•	Michael te Paske has worked for the subadviser since 1997 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

•	Walter B. Riddell has been associated with MSIM Limited in an investment management capacity since 1995 and has been managing the AZL Morgan Stanley International Equity Fund since June 2009.

•
•Peter J. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996 and has been managing the AZL Morgan Stanley International Equity Fund since June 2009.

▪	Jason C. Yeung has worked for the subadviser since 2002 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since September 2007.

*   *   *   *   *

In the Legal Proceedings section, on page 128, the entry for Van Kampen Asset Management (Morgan Stanley) is revised to read as follows:

Morgan Stanley

Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the “Commission”). For information regarding such litigation, please refer to the information under Part I, Item 3 in Morgan Stanley’s Form 10-K (File No. 1-11758) with respect to the fiscal year ended December 31, 2009, as filed with the Commission.

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated June 1, 2010,
to the Statement of Additional Information dated April 30, 2010

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

1.
Effective on or about June 1, 2010, Invesco Advisers, Inc. will replace Van Kampen Asset Management as the subadviser to the AZL®  Van Kampen Equity and Income Fund and the AZL®  Van Kampen Growth and Income Fund

*   *   *   *   *

The information concerning Invesco Advisers, Inc. on page 53 is revised as follows:

Invesco Advisers, Inc. (“Invesco”) is located at1555 Peachtree, N.E., Atlanta, GA 30309.  Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.  Today, Invesco advises or manages investment portfolios encompassing a broad range of investment objectives.  Invesco is an indirect wholly owned subsidiary of Invesco Ltd., Atlanta, GA.  Total net assets under the management of Invesco Ltd. and its affiliates were approximately $423.1 billion as of December 31, 2009.

*   *   *   *   *

The entry for VK Equity and Income Fund, in the table of Other Managed Accounts, beginning on page 58, is revised to delete the entry for Senjay Verma and to add the following:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
VK Equity and Income Fund	Cynthia Brien	7 / $1.6 billion	2 / $1.4 billion	0 / N/A
	Chuck Burge	7 / $1.6 billion	7 / $2.9 billion	0 / N/A

2.
Effective on or about June 1, 2010, Morgan Stanley Investment Management Inc. will replace Van Kampen Asset Management as the subadviser to the AZL® Van Kampen Global Real Estate Fund,  AZL® Van Kampen International Equity Fund, and AZL® Van Kampen Mid Cap Growth Fund .  In addition, the following name changes will be effective on or about June 1, 2010.

Name effective on or about June 1, 2010	Previous Name
AZL® Morgan Stanley Global Real Estate Fund	AZL® Van Kampen Global Real Estate Fund
AZL® Morgan Stanley International Equity Fund	AZL® Van Kampen International Equity Fund
AZL® Morgan Stanley Mid Cap Growth Fund	AZL® Van Kampen Mid Cap Growth Fund
*   *   *   *   *

The list of Fund names under the Investment Strategies and Policies section, beginning on page 5, is revised as follows:

Insert:	AZL Morgan Stanley Global Real Estate Fund (“MS Global Real Estate Fund”)

Delete:                                AZL Van Kampen Global Real Estate Fund (“VK Global Real Estate Fund”)

Insert:	AZL Morgan Stanley International Equity Fund (“MS International Equity Fund”)

Delete:                                AZL Van Kampen International Equity Fund (“VK International Equity Fund”)

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Insert:	AZL Morgan Stanley Mid Cap Growth Fund (“MS Mid Cap Growth Fund”)

Delete:                                AZL Van Kampen Mid Cap Growth Fund (“VK Mid Cap Growth Fund”)

*   *   *   *   *

The information concerning Van Kampen Asset Management on page 53 is replaced as follows:

Morgan Stanley Investment Management Inc. (“MSIM”) is a wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley.  MSIM, together with its affiliated asset management companies, had approximately $395.3 billion under management or supervision as of December 31, 2009. The offices of MSIM are located at 522 Fifth Avenue, New York, NY 10036. The following affiliates of MSIM serve as sub-subadvisers to the AZL Morgan Stanley International Equity Fund and the AZL Morgan Stanley Global Real Estate Fund and are responsible for day-to-day management of the Funds' assets:  (i) Morgan Stanley Investment Management Limited, with headquarters located at 25 Cabot Square, Canary Wharf, London E144QA, England, and (ii) Morgan Stanley Investment Management Company, with headquarters located at 23 Church Street, #16-01 Capital Square, Singapore 049481.

*   *   *   *   *

The entries for the following Funds in the fund history table, beginning on page 81, are revised as follows:

Investment Options	Fund Inception	Previous Name	Dates	Previous Name	Dates
AZL Morgan Stanley Global Real Estate Fund	5/1/06	AZL Van Kampen Global Real Estate Fund	5/1/06 to 6/1/10
AZL Morgan Stanley International Equity Fund	5/1/03	AZL Van Kampen International Equity Fund	10/26/09 to 6/1/10	AZL Van Kampen Global Franchise Fund	5/1/03 to 10/26/09
AZL Morgan Stanley Mid Cap Growth Fund*	5/1/01	AZL Van Kampen Mid Cap Growth Fund*	4/28/05 to 6/1/10	USAZ VanKampen Growth Fund	11/5/01 to 4/28/05
*Previous Name - USAllianz Capital Growth Fund, 5/1/01 to 11/4/01

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